Covid-19 SBA Loans	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Unusual or Infrequent Items, or Both [Abstract]
Covid-19 SBA Loans

Note 11 – Covid-19 SBA Loans

During the year ended December 31, 2020, the Company applied for and received $55,700 under the Economic Injury Disaster Loan Program (“EIDL”), which is administered through the Small Business Administration (“SBA”). During 2021, the SBA notified the Company that the terms of the EIDL are a term of 30 years and an interest rate of 3.75%. The balance of the EIDL at March 31, 2025 and December 31, 2024 was $48,132 and $47,928, respectively.

Note 11 - Covid-19 SBA Loans

During the year ended December 31, 2020, the Company applied for and received $55,700 under the Economic Injury Disaster Loan Program (“EIDL”), which is administered through the Small Business Administration (“SBA”). During 2021, the SBA notified the Company that the terms of the EIDL are a term of 30 years and an interest rate of 3.75%. The balance of the EIDL at December 31, 2024 and 2023 was $48,974 and $47,533, respectively.